Financial Instruments - Fair Value of Derivative Instruments by Balance Sheet Location (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
LNG Inventory Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	$ 99	$ (156)	$ 0
LNG Inventory Derivatives [Member] | Prepaid Expenses And Other [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	99	(156)	0
Not Designated as Hedging Instrument [Member] | Noncurrent Derivative Assets [Member]
Derivatives, Fair Value [Line Items]
Interest Rate Derivative Assets, at Fair Value	20,236	98,123	0
Not Designated as Hedging Instrument [Member] | Non-current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Interest Rate Derivative Liabilities, at Fair Value		0	(5,134)
Not Designated as Hedging Instrument [Member] | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Interest Rate Derivative Liabilities, at Fair Value	(13,106)	(13,484)	0
Designated as Hedging Instrument [Member] | Non-current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Interest Rate Derivative Liabilities, at Fair Value		$ 0	$ (21,290)